Long-Term Debt, net - Consolidated statement of financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Accrued Interest	$ 621
Amortized Cost - Current Portion	(6,500)	$ (6,803)
Amortized Cost - Long-Term Portion	45,759	37,522
Principal [Member]
Disclosure of detailed information about borrowings [line items]
Principal	52,620	44,375
Principal - Current Portion	(6,258)	(6,500)
Principal - Long-Term Portion	46,362	37,875
Deferred Finance Costs [Member]
Disclosure of detailed information about borrowings [line items]
Deferred Finance Costs	(624)	(541)
Deferred Finance Costs - Current Portion	227	188
Deferred finance costs - Long-Term Portion	(397)	(353)
Modification Of Loan [Member]
Disclosure of detailed information about borrowings [line items]
Modification of loan	(358)
Modification of Loan - Current Portion	152	0
Modification of Loan - Loan-Term Portion	(206)	0
Amortized Cost [Member]
Disclosure of detailed information about borrowings [line items]
Amortized Cost	52,259	44,325
Amortized Cost - Current Portion	(6,500)	(6,803)
Amortized Cost - Long-Term Portion	45,759	37,522
Accrued Interest [Member]
Disclosure of detailed information about borrowings [line items]
Accrued Interest		491
Accrued Interest - Current Portion	(621)	(491)
Accrued Interest - Long-Term Portion	0	0
Devocean Maritime LTD., Artful Shipholding S.A., Serena Maritime Limited, Salaminia Maritime Limited, Talisman Maritime Limited and Argo Maritime Limited.
Disclosure of detailed information about borrowings [line items]
Principal	52,620
Deferred Finance Costs	(624)
Modification of loan	(358)	$ 0
Accrued Interest	621
Amortized Cost	$ 52,259